Organization and Reorganization - Cash flow of the group's vie (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net cash generated from/(used in) operating activities	$ (13,618)	¥ (88,854)	¥ (161,806)	¥ (53,338)
Net cash (used in)/ generated from investing activities	5,777	37,698	(187,548)	(20,746)
Net cash used in financing activities	$ (10)	(63)	(37,245)	562,126
Major VIEs
Variable Interest Entity [Line Items]
Net cash generated from/(used in) operating activities		(4,945)	(6,612)	24,144
Net cash (used in)/ generated from investing activities		12,050	(5,418)	(50)
Net cash used in financing activities		(63)		(31,138)
Net (decrease)/increase in cash and cash equivalent		¥ 7,042	¥ (12,030)	¥ (7,044)